Leases - Supplemental cash flows information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows payment from operating lease	¥ 126,758	¥ 146,733	¥ 135,161
RoU assets obtained in exchanges for lease liabilities
RoU assets obtained in exchanges for new operating lease liabilities	¥ 54,944	¥ 66,494	¥ 214,305